QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804)267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.02%

CONSUMER DISCRETIONARY - 20.48%
Abercrombie & Fitch Co.	13,378	$327,493
AutoZone, Inc.	650	436,105
Big Lots, Inc.	10,300	430,334
Build-A-Bear Workshop, Inc.	36,490	277,324
Hanesbrands, Inc.	17,200	378,744
Harley-Davidson, Inc.	8,700	366,096
Target Corp.	9,400	715,528

		2,931,624

CONSUMER STAPLES - 3.86%
The Proctor & Gamble Co.	4,696	366,570
Walmart Inc.	2,176	186,374

		552,944

ENERGY - 2.37%
Devon Energy Corp.	7,700	338,492

FINANCIALS - 19.20%
American Express Co.	6,400	627,200
CIT Group Inc.	10,855	547,201
Community Trust Bancorp, Inc.	7,635	381,368
CVB Financial Corp.	15,300	343,026
First Hawaiian, Inc.	16,700	484,634
Westamerica Bancorporation	6,447	364,320

		2,747,749

HEALTH CARE - 5.63%
Johnson & Johnson	2,109	255,906
Teva Pharmaceutical Industries Ltd.	22,600	549,632

		805,538

INDUSTRIALS - 15.57%
C. H. Robinson Worldwide, Inc.	3,808	318,577
The Dun & Bradstreet Corp.	4,440	544,566
Fastenal Co.	9,000	433,170
HNI Corp.	9,950	370,140
Stericycle, Inc.	8,600	561,494

		2,227,947

INFORMATION TECHNOLOGY - 15.42%
Cisco Systems, Inc.	8,375	360,376
Diebold Nixdorf, Inc.	20,700	247,365
Dolby Laboratories Inc. - Class A	6,945	428,437
eBay Inc.	12,991	471,054
EVERTEC, Inc.	11,800	257,830
International Business Machines Corp.	3,167	442,430

		2,207,492

MATERIALS - 3.17%
Compass Minerals International, Inc.	6,901	453,741

UTILITIES - 3.32%
Exelon Corp.	11,138	474,479

TOTAL COMMON STOCKS - 89.02%		12,740,006

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 10.85%
Federated Institutional Prime Obligations Fund 2.10%*	1,552,060	$1,552,370

TOTAL INVESTMENTS - 99.87%		14,292,376
Other assets, net of liabilities - 0.13%		19,219

NET ASSETS - 100.00%		$14,311,595

* Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$12,740,006	$–	$–	$12,740,006
Money Market	1,552,370	–	–	1,552,370

	$14,292,376	$–	$–	$14,292,376

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $12,998,678 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,732,793
Gross unrealized depreciation	(439,095)

Net unrealized appreciation	$1,293,698

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	August 21, 2018

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	August 21, 2018